Restructuring and Other Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Pension Benefits	Dec. 31, 2010 Pension Benefits	Dec. 31, 2010 Employee Costs	Dec. 31, 2012 Employee Costs	Dec. 31, 2012 Tenancy and Other Costs	Dec. 31, 2011 Tenancy and Other Costs	Dec. 31, 2010 Tenancy and Other Costs	Dec. 31, 2009 Tenancy and Other Costs	Dec. 31, 2010 Facility Exit Cost	Mar. 31, 2013 Scenario, Forecast Tenancy-related Costs	Dec. 31, 2010 Facility Closing Employees	Dec. 31, 2012 Facility Closing Employees	Dec. 31, 2011 Facility Closing	Dec. 31, 2012 Facility Closing Employee Costs	Dec. 31, 2010 Facility Closing Employee Costs	Dec. 31, 2011 Facility Closing Employee Costs	Dec. 31, 2010 Facility Closing Postretirement Benefit Costs	Oct. 31, 2011 Two Thousand And Eleven Restructuring Plan Employees	Dec. 31, 2011 Two Thousand And Eleven Restructuring Plan	Dec. 31, 2012 Two Thousand And Eleven Restructuring Plan	Dec. 31, 2011 Two Thousand And Eleven Restructuring Plan Employee Costs	Dec. 31, 2012 Two Thousand And Eleven Restructuring Plan Employee Costs	Dec. 31, 2012 Two Thousand And Eleven Restructuring Plan Tenancy-related Costs	Dec. 31, 2011 Two Thousand And Eleven Restructuring Plan Pension And Other Postretirement
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 1.5	$ 11.1	$ 12.5						$ 0.2						$ 12.5	$ 1.3	$ 1.3		$ 0.4		$ 12.1		$ 9.8		$ 8.4			$ 1.4
Number of employees impacted																66	42						292
Restructuring cost cash payment								0.3	0.1		0.2			0.7					0.3		1.3					4.0	4.0	0.2
Restructuring cost expected to be paid		1.0
Tenancy related restructuring cost															2
Reduction to reserve		(0.4)																									(0.4)	(0.2)
Restructuring reserve	0.3	1.0	4.5	0.3	0.9							0.2	0.5												0
Curtailment gain (loss)		1.7		(2.0)		(2.0)	(2.0)
Costs related to retirement of former Chief Executive Officer	$ 1.5